UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5238

Nuveen New York Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Municipal Value Fund, Inc. (NNY)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 1.2% (1.3% of Total Investments)
$ 275	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$ 266,340
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,640,340
	Series 2007A, 5.000%, 12/01/23
2,225	Total Consumer Discretionary			1,906,680
	Consumer Staples – 2.1% (2.1% of Total Investments)
175	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/12 at 100.00	A3	160,816
	5.250%, 6/01/25
1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	A1	1,438,470
	5.750%, 6/01/33
370	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	348,906
	Series 2002, 5.375%, 5/15/33
120	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	A3	111,702
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
845	4.750%, 6/01/22	6/16 at 100.00	BBB	821,619
345	5.000%, 6/01/26	6/16 at 100.00	BBB	322,906
3,355	Total Consumer Staples			3,204,419
	Education and Civic Organizations – 17.1% (17.4% of Total Investments)
275	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	278,097
	2007A, 5.000%, 7/01/31
415	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	347,206
	Schools, Series 2007A, 5.000%, 4/01/37
1,350	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,417,284
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
750	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	12/20 at 100.00	N/R	812,775
	Bonds (Enterprise Charter School Project), Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	90,621
	University, Series 2006, 5.000%, 5/01/23
1,175	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,114,323
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	1,046,700
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
800	Dormitory Authority of the State of New York, Insured Revenue Bonds, D’Youville College,	7/12 at 101.00	N/R	816,880
	Series 2001, 5.250%, 7/01/20 – RAAI Insured
505	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	528,498
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
525	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	565,436
	2010, 5.250%, 7/01/30
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	295,005
	2010, 5.250%, 7/01/35
	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue
	Bonds, City University System, Series 1993A:
1,000	5.750%, 7/01/18	No Opt. Call	AA–	1,160,670
1,400	6.000%, 7/01/20	No Opt. Call	AA–	1,697,920
2,170	Dutchess County Industrial Development Agency, New York, Civiv Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	2,180,915
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	271,856
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
880	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	930,169
	Series 2009, 5.750%, 7/01/39
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher
	College, Series 2011:
1,000	6.000%, 6/01/30	6/21 at 100.00	BBB+	1,065,070
1,000	6.000%, 6/01/34	6/21 at 100.00	BBB+	1,060,460
3,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/21 at 100.00	Aa3	3,182,850
	Rochester Project, Series 2011B, 5.000%, 7/01/41
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	250,062
	Francis College, Series 2004, 5.000%, 10/01/34
1,100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/12 at 100.00	A–	1,101,826
	Greater New York, Series 2002, 5.250%, 8/01/21
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,500	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,321,530
1,175	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	988,152
1,610	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	1,489,411
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	172,961
	College, Series 2007, 5.000%, 10/01/27
1,345	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011,	1/21 at 100.00	Aa3	1,458,787
	5.375%, 7/01/41 – AGM Insured
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	306,294
	Series 2010A, 5.125%, 9/01/40
25,325	Total Education and Civic Organizations			25,951,758
	Financials – 1.2% (1.2% of Total Investments)
400	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	411,804
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,388,011
	2007, 5.500%, 10/01/37
1,705	Total Financials			1,799,815
	Health Care – 11.7% (11.9% of Total Investments)
990	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series	11/17 at 100.00	BBB+	1,028,095
	2008D, 5.750%, 11/15/27
1,005	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,080,144
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	2/17 at 100.00	N/R	1,026,940
	Hospital Medical Center of Queens, Series 2007, 4.650%, 8/15/27
700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	766,101
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,825	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	1,900,099
	Hospital, Series 2005, 4.900%, 8/15/31
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	368,953
	Series 2010, 5.000%, 7/01/26
380	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	383,048
	Revenue Bonds, Series 2008, 6.250%, 12/01/37
2,350	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	Aa2	2,449,405
	Center, Series 2006-1, 5.000%, 7/01/35
1,520	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	1,649,626
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
2,100	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	BBB+	2,226,840
	2011A, 6.000%, 7/01/40
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	510,285
	Hospital, Series 2003B, 5.500%, 7/01/23
500	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	503,970
	Hospital Association, Series 2003A, 5.500%, 7/01/32
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	1/12 at 100.00	BB	271,272
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
280	5.250%, 2/01/27	No Opt. Call	BBB–	268,030
260	5.500%, 2/01/32	No Opt. Call	BBB–	249,166
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,175	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,221,448
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,040,340
295	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing	7/21 at 100.00	A–	307,346
	Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group
	Project, Series 2011, 5.000%, 7/01/28
500	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/12 at 100.00	B	500,360
	Series 2001A, 7.125%, 7/01/31
17,015	Total Health Care			17,751,468
	Housing/Multifamily – 4.1% (4.2% of Total Investments)
355	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding	4/12 at 100.00	AA+	357,513
	Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21
1,690	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	1,792,634
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured
20	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/12 at 100.00	AA	20,059
	Series 2001A, 5.600%, 11/01/42
1,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	1,053,840
	Series 2009C-1, 5.500%, 11/01/34
1,250	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	1,283,550
	Series 2009M, 5.150%, 11/01/45
440	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	2/12 at 100.00	Aa1	440,576
	Bonds, Series 2001E, 5.600%, 8/15/20 (Alternative Minimum Tax)
1,275	Westchester County Industrial Development Agency, New York, GNMA Collateralized Mortgage Loan	2/12 at 102.00	Aaa	1,303,420
	Revenue Bonds, Living Independently for the Elderly Inc., Series 2001A, 5.375%, 8/20/21
6,030	Total Housing/Multifamily			6,251,592
	Housing/Single Family – 1.4% (1.5% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	950,076
	4/01/27 (Alternative Minimum Tax)
370	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%,	10/17 at 100.00	Aa1	378,173
	10/01/32 (Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%,	4/13 at 101.00	Aaa	853,709
	4/01/23 (Alternative Minimum Tax)
2,160	Total Housing/Single Family			2,181,958
	Long-Term Care – 3.5% (3.6% of Total Investments)
780	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds,	2/12 at 100.00	AAA	780,811
	Eger Healthcare Center of Staten Island, Series 1998, 5.100%, 2/01/28
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, W.K. Nursing	2/12 at 100.00	AAA	2,002,980
	Home Corporation, Series 1996, 6.125%, 2/01/36
435	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	464,197
	Westchester Project, Series 2006, 5.200%, 2/15/41
270	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	213,756
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
135	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	97,161
	5.000%, 7/01/35 – ACA Insured
180	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/12 at 100.00	N/R	181,773
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
470	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/12 at 100.50	N/R	474,695
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
820	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	768,766
	Needs Facilities Pooled Program, Series 2008A-1, 5.500%, 7/01/18
235	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	214,896
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
225	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	205,751
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
5,550	Total Long-Term Care			5,404,786
	Materials – 0.2% (0.2% of Total Investments)
240	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	241,118
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 10.0% (10.1% of Total Investments)
4,760	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/25	12/17 at 100.00	AA	5,460,386
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,322,520
750	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	AA	832,140
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AA	1,097,690
	AGM Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,245,320
	SYNCORA GTY Insured
2,795	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	3,171,011
13,305	Total Tax Obligation/General			15,129,067
	Tax Obligation/Limited – 21.5% (21.9% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	1,081,090
	5.250%, 11/01/21
395	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	428,105
	2005A, 5.250%, 7/01/24 – CIFG Insured
275	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	304,422
	2005F, 5.000%, 3/15/21 – AGM Insured
350	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA–	372,456
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	2,064,000
1,000	5.000%, 11/15/30	11/12 at 100.00	AA	1,029,230
1,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,609,305
	5.000%, 11/15/34
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	1,017,560
	Series 2002A, 5.125%, 1/01/29
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	534,055
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
740	5.000%, 10/15/25 – NPFG Insured	10/14 at 100.00	AAA	812,350
550	5.000%, 10/15/26 – NPFG Insured	10/14 at 100.00	AAA	602,822
1,890	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	2,038,119
1,200	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,295,472
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA–	1,624,095
	Series 2009-S5, 5.250%, 1/15/39
385	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	401,397
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
1,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,708,704
	Series 2007C-1, 5.000%, 11/01/27
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,075,880
	2003A, 5.000%, 3/15/21
2,100	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,383,584
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	883,865
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,119,530
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,175	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,292,723
	5.000%, 4/01/27
2,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B,	No Opt. Call	AA	3,133,599
	5.500%, 4/01/20 – AMBAC Insured (UB)
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,800	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,907,136
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,119,040
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,063,040
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
600	New York State Urban Development Corporation, Special Project Revenue Bonds, University	No Opt. Call	AA–	760,128
	Facilities Grants, Series 1995, 5.875%, 1/01/21
29,840	Total Tax Obligation/Limited			32,661,707
	Transportation – 11.1% (11.3% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,603,725
	5.000%, 11/15/33
500	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	517,310
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	758,985
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
1,100	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/12 at 100.00	BB–	873,455
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	N/R	884,260
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	733,341
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue	5/12 at 100.00	B–	841,400
	Airways Corporation Project, Series 2006, 5.125%, 5/15/30 (Alternative Minimum Tax)
660	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	673,114
	Series 2011, 5.000%, 11/15/44
165	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	176,788
	AMBAC Insured
400	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	433,620
	AGM Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/12 at 100.00	BBB	491,935
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,065,970
435	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	459,347
325	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	415,857
	Eighth Series 2008, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
225	6.500%, 12/01/28	12/15 at 100.00	BBB–	239,002
1,160	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,222,884
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	2,593,375
	Series 2002B, 5.000%, 11/15/21
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	982,745
800	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	829,896
17,250	Total Transportation			16,797,009
	U.S. Guaranteed – 4.4% (4.5% of Total Investments) (4)
1,955	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	2,298,963
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
25	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	4/12 at 103.06	Baa1 (4)	28,007
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
960	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	1/12 at 100.00	N/R (4)	1,002,547
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
455	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3 (4)	468,090
	Island University Hospital, Series 2001B, 6.375%, 7/01/31 (Pre-refunded 7/01/12)
225	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3 (4)	233,800
	Island University Hospital, Series 2002C, 6.450%, 7/01/32 (Pre-refunded 7/01/12)
945	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	Aaa	993,847
	Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A:
555	5.125%, 3/15/21 (Pre-refunded 3/15/12)	3/12 at 100.00	Aa3 (4)	560,539
1,065	5.125%, 3/15/21 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA	1,075,991
6,185	Total U.S. Guaranteed			6,661,784
	Utilities – 5.0% (5.1% of Total Investments)
1,000	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	1,016,010
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	1,647,120
1,500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	1,629,420
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	257,628
	5.000%, 12/01/35 – CIFG Insured
400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	422,108
	5.000%, 5/01/38
1,000	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,018,360
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
500	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	5/12 at 101.00	Baa2	505,610
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
	put 11/15/12) (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	5/12 at 101.00	Baa2	252,803
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory
	put 11/15/14) (Alternative Minimum Tax)
25	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	28,070
	11/15/19 – FGIC Insured
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue
	Cogeneration Partners Facility, Series 1998:
270	5.300%, 1/01/13 (Alternative Minimum Tax)	7/12 at 100.00	N/R	269,987
575	5.500%, 1/01/23 (Alternative Minimum Tax)	7/12 at 100.00	N/R	560,067
7,270	Total Utilities			7,607,183
	Water and Sewer – 3.7% (3.7% of Total Investments)
4,440	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	4,788,450
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
740	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	756,582
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
5,180	Total Water and Sewer			5,545,032
$ 142,635	Total Investments (cost $142,728,843) – 98.2%			149,095,376
	Floating Rate Obligations – (2.1)%			(3,255,000)
	Other Assets Less Liabilities – 3.9%			5,934,697
	Net Assets Applicable to Common Shares – 100%			$ 151,775,073

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$149,095,376	$—	$149,095,376

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $139,123,698.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$8,352,697
Depreciation	(1,638,865)
Net unrealized appreciation (depreciation) of investments	$6,713,832

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012